Other Income	12 Months Ended
Oct. 03, 2020
Other Income and Expenses [Abstract]
Dispositions and Other Income/(Expense)	Other Income
Other income, net is as follows:

	2020	2019	2018
DraftKings gain	$973	$—	$—
Gain on sale of an investment	65	—	—
Hulu gain (see Note 4)	—	4,794	—
Insurance recoveries related to legal matters	—	46	38
Charge for the extinguishment of a portion of the debt originally assumed in the TFCF acquisition (see Note 9)	—	(511)	—
Gain on sale of real estate, property rights and other	—	28	563
Other income, net	$1,038	$4,357	$601
The Company recognized a non-cash gain to adjust its investment in DraftKings, Inc. to fair value (DraftKings gain).